Document and Entity Information	Nov. 03, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	Gores Holdings VII Inc.
Amendment Flag	false
Entity Central Index Key	0001828096
Document Type	8-K
Document Period End Date	Nov. 03, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-40091
Entity Tax Identification Number	85-3010689
Entity Address, Address Line One	6260 Lookout Road
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	(303)
Local Phone Number	531-3100
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Class F [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock
Trading Symbol	GSEV
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants
Trading Symbol	GSEVW
Security Exchange Name	NASDAQ
Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units
Trading Symbol	GSEVU
Security Exchange Name	NASDAQ